METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                (formerly, Cova Financial Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                 (formerly, Cova Variable Annuity Account Five)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company of California as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account Five.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.



Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met

Investors Series Trust:

                                                           Management          Other             Total Annual
                                                           Fees*               Expenses*         Expenses
                                                           (after fee         (after Expense    (after Expense
                                                            waiver for         Reimbursement     Reimbursement
                                                            certain            for certain       for certain
                                                            Portfolios)        Portfolios)       Portfolios)

J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90


*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.


                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$71.29  (a)$110.60    (a)$157.34   (a)$240.77
                                                 (b)$21.29  (b)$ 65.60    (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$75.50  (a)$123.27    (a)$178.50   (a)$283.17
                                                 (b)$25.50  (b)$ 78.27    (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$71.79  (a)$112.12    (a)$159.89   (a)$245.92
                                                 (b)$21.79  (b)$ 67.12    (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$72.09  (a)$113.03    (a)$161.41   (a)$249.00
                                                 (b)$22.09  (b)$ 68.03    (b)$116.41   (b)$249.00

J.P. Morgan International Equity Portfolio       (a)$75.80  (a)$124.17    (a)$179.99   (a)$286.12
                                                 (b)$25.80  (b)$ 79.17    (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$72.29  (a)$113.63    (a)$162.42   (a)$251.04
                                                 (b)$22.29  (b)$ 68.63    (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$71.69  (a)$111.82    (a)$159.38   (a)$244.89
                                                 (b)$21.69  (b)$66.82     (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25



5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1)dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2)multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.



6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                    $16.83
End of Period                          $19.06
Number of Accum. Units Outstanding     172,997

AIM V.I. International Equity Sub-Account
Beginning of Period                    $17.46
End of Period                          $14.33
Number of Accum. Units Outstanding     41,030

AIM V.I. Value Sub-Account
Beginning of Period                    $16.75
End of Period                          $15.49
Number of Accum. Units Outstanding     336,859

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period                    $19.08
End of Period                          $18.28
Number of Accum. Units Outstanding     213,102

Real Estate Investment Sub-Account
Beginning of Period                    $7.49
End of Period                          $9.22
Number of Accum. Units Outstanding     47,250

COVA SERIES TRUST

Managed by Lord Abbett & Co.

  Bond Debenture Sub-Account
     Beginning of Period               $13.77
     End of Period                     $14.13
     Number of Accum. Units Outstanding 860,986

  Mid-Cap Value Sub-Account
     Beginning of Period               $10.88
     End of Period                     $14.29
     Number of Accum. Units Outstanding 177,315

  Developing Growth Sub-Account
     Beginning of Period               $14.45
     End of Period                     $12.54
     Number of Accum. Units Outstanding 188,999

  Large Cap Research Sub-Account
     Beginning of Period               $14.64
     End of Period                     $15.02
     Number of Accum. Units Outstanding 172,587

Lord Abbett Growth and Income Sub-Account
     Beginning of Period               $39.46
     End of Period                     $41.28
     Number of Accum Units Outstanding 1,248,870

Managed by J.P. Morgan Investment
Management Inc.

  Select Equity Sub-Account
     Beginning of Period               $18.38
     End of Period                     $18.40
     Number of Accum. Units Outstanding 1,219,834

  Small Cap Stock Sub-Account
     Beginning of Period               $17.93
     End of Period                     $18.25
     Number of Accum. Units Outstanding 668,737

  International Equity Sub-Account
     Beginning of Period               $16.33
     End of Period                     $14.15
     Number of Accum. Units Outstanding 871,807

  Quality Bond Sub-Account
     Beginning of Period               $11.57
     End of Period                     $12.20
     Number of Accum. Units Outstanding 582,250

  Large Cap Stock Sub-Account
     Beginning of Period               $22.55
     End of Period                     $21.34
     Number of Accum. Units Outstanding 1,592,164

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company

  Money Market Sub-Account
     Beginning of Period               $11.53
     End of Period                     $11.95
     Number of Accum. Units Outstanding 191,342

MFS VARIABLE INSURANCE TRUST:

Managed by Massachusetts Financial
Services Company

MFS Emerging Growth Sub-Account
Beginning of Period                    $23.08
End of Period                          $22.70
Number of Accum. Units Outstanding     85,966

MFS Research Sub-Account
Beginning of Period                    $14.90
End of Period                          $16.05
Number of Accum. Units Outstanding     81,987

MFS Growth With Income Sub-Account
Beginning of Period                    $12.70
End of Period                          $12.89
Number of Accum. Units Outstanding     140,157

MFS High Income Sub-Account
Beginning of Period                    $10.35
End of Period                          $10.20
Number of Accum. Units Outstanding     27,995

MFS Global Governments Sub-Account
Beginning of Period                    $10.25
End of Period                          $10.28
Number of Accum. Units Outstanding     1,400

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Fund/VA Sub-Account
Beginning of Period                    $10.19
End of Period                          $10.15
Number of Accum. Units Outstanding     29,635

Oppenheimer Bond Fund/VA Sub-Account
Beginning of Period                    $10.25
End of Period                          $10.53
Number of Accum. Units Outstanding     79,498

Oppenheimer Capital Appreciation Fund/VA Sub-Account
Beginning of Period                    $17.10
End of Period                          $18.42
Number of Accum. Units Outstanding     28,255

Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
Beginning of Period                    $12.41
End of Period                          $12.43
Number of Accum. Units Outstanding     51,482

Oppenheimer Strategic Bond Fund/VA Sub-Account
Beginning of Period                    $10.31
End of Period                          $10.49
Number of Accum. Units Outstanding     10,695

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES Managed by Franklin Advisers, Inc.

Franklin Small Cap Sub-Account*
Beginning of Period                    $17.72
End of Period                          $18.42
Number of Accum. Units Outstanding     54,011

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
Beginning of Period                    $10.43
End of Period                          $11.05
Number of Accum. Units Outstanding     30,429

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
Beginning of Period                    $11.16
End of Period                          $10.62
Number of Accum. Units Outstanding     76,008

Managed by Templeton Global Advisors Limited
Templeton Growth Securities Sub-Account*
Beginning of Period                    $13.32
End of Period                          $13.40
Number of Accum. Units Outstanding     17,919

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
Beginning of Period                    $11.48
End of Period                          $8.39
Number of Accum. Units Outstanding     36,499


*Sub-account commenced operations in 3/99.
VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management &
Research Company

VIP Growth Sub-Account
Beginning of Period                    $17.78
End of Period                          $17.86
Number of Accum. Units Outstanding     7,230

VIP Equity-Income Sub-Account
Beginning of Period                    $11.20
End of Period                          $11.55
Number of Accum. Units Outstanding     3,767

VARIABLE INSURANCE PRODUCTS FUND II
Managed by Fidelity Management &
Research Company

VIP II Contrafund Sub-Account
Beginning of Period                    $15.24
End of Period                          $15.07
Number of Accum. Units Outstanding      1,530

VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management &
Research Company

VIP III Growth Opportunities Sub-Account
Beginning of Period                    $12.14
End of Period                          $11.21
Number of Accum. Units Outstanding      2,059

VIP III Growth & Income Sub-Account
Beginning of Period                    $13.20
End of Period                          $13.22
Number of Accum. Units Outstanding     8,129



8.  The following replaces Appendix C - Performance Information:


FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.



Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

     * Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     * Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio (except as noted).



                                             Accumulation   Unit     Performance
                                             Column   A                     Column B
                            Separate      (reflects all             (reflects insurance
                            Account        charges and                 charges and
                           Inception       portfolio expenses)      portfolio expenses)
Portfolio                   Date in                    10 years or             10 years or
                           Portfolio     1 yr   5 yrs    since      1 yr 5 yrs   since
                                                       inception               inception
----------------           ---------    ------  -----  ---------    ----- ----  ---------

AIM V.I. Capital           12/31/97     48.64% n/a      25.26%      53.24%  n/a    26.45%
Appreciation

AIM V.I.                   12/31/97     11.43% n/a      12.57%      16.03%  n/a    13.98%
International
Equity

AIM V.I. Value             12/31/97     3.91%  n/a     15.93%        8.51%  n/a    17.26%



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Premier Growth (Class A)  12/31/97     11.49%  n/a    23.34%        16.09%  n/a    24.54%
Real Estate Investment
 (Class A)                12/31/97     17.02%  n/a    -4.80%        21.62%  n/a    -2.91%



MET INVESTORS SERIES TRUST (1)
J.P. Morgan Select
Equity                 5/15/96         8.31%   n/a    13.81%       12.91%   n/a    14.55%

J.P. Morgan Small
Cap Stock              5/15/96        32.37%   n/a    11.68%       36.97%   n/a    12.48%

J.P. Morgan International
Equity                 5/14/96        -2.45%   n/a     7.10%        2.15%   n/a     8.00%

J.P. Morgan Quality
Bond                   5/20/96        0.47%    n/a    3.77%         5.07%    n/a     4.78%

J.P. Morgan Enhanced
Index (formerly Large
Cap Stock)             5/16/96        1.06%    n/a   17.83%         5.66%    n/a    18.49%

Lord Abbett Bond
Debenture              5/20/96        1.64%    n/a    6.97%         6.24%    n/a     7.88%

Lord Abbett
Developing Growth      11/7/97        0.24%    n/a    3.65%         4.84%    n/a     5.19%


Lord Abbett
Mid-Cap Value          11/7/97       29.57%    n/a   11.59%        34.17%    n/a     12.94%

Lord Abbett Growth
and Income (2)          7/20/95     10.57% 15.04%   15.39%        15.17%  15.12%    15.47%


GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND



Money Market              12/4/97   0.14%    n/a      2.62%        4.75%     n/a      4.22%




MFS VARIABLE INSURANCE TRUST


MFS Emerging Growth       12/31/97  47.35%   n/a     33.69%       51.95%     n/a     34.75%
MFS Research              12/31/97  26.25%   n/a     17.47%       30.85%     n/a     18.79%
MFS Growth With Income    12/31/97   7.18%   n/a      8.18%       11.78%     n/a      9.69%
MFS High Income           12/31/97  -3.86%   n/a     -1.02%        0.74%     n/a      0.73%
MFS Global Governments    12/31/97  -5.66%   n/a     -0.73%       -1.06%     n/a      1.01%



OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer High Income
 Fund/VA                  12/31/97  -3.78%   n/a     -1.23%        0.82%     n/a      0.53%
Oppenheimer Bond Fund/VA  12/31/97  -1.76%   n/a      0.17%        2.83%     n/a      1.89%
Oppenheimer Capital
 Appreciation Fund/VA     12/31/97  33.31%   n/a     23.69%        37.91%    n/a     24.90%
Oppenheimer Main Street
 Growth & Income Fund/VA  12/31/97   6.95%   n/a      6.69%        11.55%    n/a      8.24%
Oppenheimer Strategic
 Bond Fund/VA             12/31/97  -0.67%   n/a      0.04%         3.93%    n/a      1.76%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES

Templeton Developing
  Markets
  Securities (3)          9/21/98   -12.78%  n/a    19.63%         -8.18%    n/a    21.58%
Mutual Shares
  Securities (4)          9/21/98     4.42%  n/a    -0.95%         9.02%     n/a     1.04%
Templeton
  International
  Securities (5)          9/21/98     3.14%  n/a    13.82%         7.74%     n/a    15.80%
Franklin Small Cap (6)    3/01/99    53.16%  n/a    52.75%        57.76%     n/a    55.03%
Templeton Growth
  Securities (7)          3/02/99   -12.77%  n/a    -2.89%        -8.17%     n/a    -0.05%


VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III


VIP Growth           2/17/98        19.06%   n/a    23.52%        23.66%     n/a    24.82%

VIP Equity-Income    2/17/98         1.64%   n/a     3.96%         6.24%     n/a     5.67%

VIP II Contrafund    2/17/98        11.06%   n/a    15.52%        15.66%     n/a    16.97%

VIP III Growth       2/17/98        -6.72%   n/a     2.72%        -2.12%     n/a     4.45%
Opportunities

VIP III Growth       2/17/98         3.42%   n/a     9.68%         8.02%     n/a    11.24%
& Income


     (1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

     (2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from July 20, 1995 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

     (3) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

     (4) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

     (5) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

     (6) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

     (7) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund.
Performance shown reflects historical performance of the Templeton Growth Securities Fund.


PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Existing Funds for the same periods.

     * The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

     * Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     * Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS




                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all            (reflects insurance
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)


                        Portfolio                    10 yrs                    10 yrs                    10 yrs
                        Inception                    or since                  or since                  or since
Portfolio               Date         1 yr   5 yrs    inception   1 yr  5 yrs   inception  1 yr   5 yrs   inception
---------------         ---------   ------  ------   ---------- ------ -----   ---------  -----  ------- ----------
AIM V.I. Capital
Appreciation            5/5/93      55.39%   20.47%   22.07%    48.64%  18.79%   22.37%   53.24%   18.87%  20.43%
AIM V.I.
International
Equity                  5/5/93      17.66%   14.42%   13.86%    11.43%  12.81%   12.24%   16.03%   12.89%  12.32%

AIM V.I. Value          5/5/93      10.04%   17.64%   19.42%    3.91%   15.97%   17.73%   8.51%    16.05%  17.79%



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Premier Growth
  (Class A)             6/26/92     17.72%   25.82%   23.19%    11.49%  24.06%   21.47%   16.09%   24.13%  21.53%
Real Estate Investment
  (Class A)              1/9/97     23.33%   n/a      4.52%     17.02%  n/a      1.91%    21.62%   n/a     3.15%


MET INVESTORS SERIES TRUST (1)

J. P. Morgan
  Select Equity         5/1/96       14.53%          n/a      16.20%            8.31%   n/a      13.88%   12.91%   n/a     14.59%
J.P. Morgan
  Small Cap Stock       5/1/96       38.91%          n/a      14.89%            32.37%  n/a      12.55%   36.97%   n/a     13.30%
J.P. Morgan
  International Equity  5/1/96        3.63%          n/a      9.19%             -2.45%  n/a      6.78%    2.15%    n/a     7.66%
J.P. Morgan
  Quality Bond          5/1/96        6.54%          n/a      6.30%             0.47%   n/a      3.88%    5.07%    n/a     4.85%
J.P. Morgan
   Enhanced Index
   (formerly Large
   Cap Stock)           5/1/96        7.14%          n/a      20.36%            1.06%   n/a      18.08%   5.66%    n/a     18.71%
Lord Abbett
   Bond Debenture       5/1/96        7.67%          n/a      9.40%             1.64%   n/a      7.01%    6.24%    n/a     7.90%
Lord Abbett
   Mid-Cap Value        8/20/97      36.10%          n/a      13.63%            29.57%  n/a      10.89%   34.17%   n/a     12.16%
Lord Abbett Developing
   Growth               8/20/97       6.29%          n/a      8.95%             0.24%   n/a      6.16%    4.84%    n/a     7.54%
Lord Abbett Growth
   and Income(2)       12/11/89      16.81%        16.74%    17.75%            10.57% 15.04%    16.09%   15.17%  15.12%   16.14%


GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

Money Market            10/1/87      6.22%          5.65%    5.20%             0.14%   4.09%    3.65%    4.75%    4.19%   3.74%



MFS VARIABLE INSURANCE TRUST

MFS Emerging Growth     7/24/95             54.08%   29.42%   30.30%            47.35%  27.58%   28.45%   51.95%   27.66%  28.51%
MFS Research            7/26/95             32.69%   21.13%   21.24%            26.25%  17.95%   18.10%   30.85%   18.03%  18.18%
MFS Growth With Income  10/9/95             13.36%   n/a      18.27%            7.18%   n/a      16.10%   11.78%   n/a     16.66%
MFS High Income         7/26/95              2.16%   7.01%    6.93%             -3.86%  5.49%    5.40%    0.74%    5.57%   5.48%
MFS Global Governments  6/14/94              0.33%   2.55%    3.79%             -5.66%  1.07%    2.29%    -1.06%   1.17%   2.39%


OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer High Income
  Fund/VA               4/30/86             2.24%    7.29%    12.21%            -3.78%  5.76%    10.63%   0.82%    5.85%   10.69%
Oppenheimer Bond
  Fund/VA               4/3/85              4.29%    5.43%    7.77%             -1.76%  3.91%    6.22%    2.83%    4.00%   6.29%
Oppenheimer Capital
  Appreciation Fund/VA  4/3/85              39.85%   25.87%   20.78%            33.31%  24.10%   19.07%   37.91%   24.17%  19.13%
Oppenheimer Main Street
  Growth & Income
  Fund/VA               7/5/95              13.12%   21.19%   22.03%            6.95%   19.49%   20.31%   11.55%   19.55%  20.36%
Oppenheimer Strategic
  Bond Fund/VA          5/3/93              5.40%     6.67%    5.94%             -0.67%  5.14%    4.41%    3.93%    5.23%   4.50%





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES


Templeton Growth
  Securities (3)        3/15/94             7.63%    11.84%   11.44%            -12.77% 7.06%    7.42%    -8.17%   7.14%   7.50%
Templeton International
  Securities (4)        5/01/92             9.26%    13.41%   13.38%            3.14%   11.79%   11.76%   7.74%    11.87%  11.83%
Templeton Developing
  Markets Securities(5) 3/04/96             -6.88%   n/a     -10.58%          -12.78%   n/a     -13.55%  -8.18%    n/a    -11.80%
Franklin Small Cap (6) 11/01/95             72.69%   n/a      27.03%            53.16%  n/a      22.88%   57.76%   n/a     23.36%
Templeton Mutual Shares
  Securities (7)       11/08/96             16.70%   n/a      10.80%            4.42%   n/a      6.73%    9.02%    n/a     7.76%







VARIABLE INSURANCE PRODUCTS FUND,  VARIABLE INSURANCE PRODUCTS FUND II, VARIABLE
INSURANCE  PRODUCTS  FUND III AVERAGE  ANNUAL TOTAL RETURN FOR THE PERIODS ENDED
9/30/00:

VIP Growth              10/9/86      25.40%          21.44%   22.49%            19.06%  19.81%   20.81%   23.66%   19.88%  20.86%

VIP Equity-Income       10/9/86       7.73%          13.97%   17.67%            1.64%   12.45%   16.07%   6.24%    12.53%  16.12%

VIP II Contrafund       1/3/95       17.29%          19.48%   23.70%            11.06%  17.92%   22.11%   15.66%   18.00%  22.17%

VIP III Growth
Opportunities           1/3/95       -0.73%          14.63%   17.03%            -6.72%  13.14%   15.51%   -2.12%   13.21%  15.57%

VIP III Growth
  & Income            12/31/96        9.54%          n/a      17.70%             3.42%   n/a     15.72%    8.02%    n/a    16.60%


   (1) As described elsewhere herein, effective on February 12, 2001, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

     (2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

   (3) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

   (4) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (5) Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (6) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

   (7) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.


CC-7060 (2/01)